Commitments And Contingencies (FY) - Additional Information (Detail) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 13, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 15, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 10, 2022 USD ($)
Other Commitments [Line Items]
Other commitment		$ 6,138		$ 6,138
Sales and marketing		2,193	$ 1,648	3,841	$ 3,349
Accounts payable		11,575		11,575		$ 6,452
Other commitements due in one year		3,232		3,232
Andretti Global [Member]
Other Commitments [Line Items]
Other commitment										$ 8,000
Sponsor Ship Agreement [Member] | Andretti Global [Member]
Other Commitments [Line Items]
Payment towards marketing expenses				3,500
Sales and marketing		696	$ 696	1,391	1,391
Accounts payable		3,750		3,750
Other commitements due in one year		750		750
Zapata Computing, Inc. [Member]
Other Commitments [Line Items]
Sales and marketing						5,885	$ 7,286
Accounts payable						6,452	1,421
Zapata Computing, Inc. [Member] | Andretti Global [Member]
Other Commitments [Line Items]
Other commitment										$ 8,000
Zapata Computing, Inc. [Member] | Sponsor Ship Agreement [Member] | Andretti Global [Member]
Other Commitments [Line Items]
Payment towards marketing expenses						3,500
Sales and marketing						2,783	2,435
Accounts payable						1,500
Other commitements due in one year						3,000
License Agreement [Member]
Other Commitments [Line Items]
License fee payable						100
License fee payable per annum in the future						100
Fixed milestone payment payable		$ 150		150
Maximum sales threshold				$ 25,000
Royalty as a percentage of net sales				2
Payment of royalties				$ 0	$ 0
License Agreement [Member] | Zapata Computing, Inc. [Member]
Other Commitments [Line Items]
License fee payable							100
License fee payable per annum in the future							100
Fixed milestone payment payable							$ 150
Maximum sales threshold						$ 25,000
Royalty as a percentage of net sales							2
Payment of royalties							$ 0
Capital Market Advisory Agreement With Additional Third Party [Member]
Other Commitments [Line Items]
Other commitment	$ 1,250
Fees payable monthly instalment								$ 42	$ 250
Capital Market Advisory Agreement With Additional Third Party [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Debt instrument face value									1,000
Capital Market Advisory Agreement With Additional Third Party [Member] | Zapata Computing, Inc. [Member]
Other Commitments [Line Items]
Other commitment	1,250
Minimum gross proceeds from merger	1,250
Fees payable in cash if minimum proceeds from merger is not raised	750
Portion of the fees payable in cash if minimum proceeds from merger is not raised	$ 500
Debt instrument face value									250
Placement agent fees as a percentage of debt amount raised	5.00%
Capital Market Advisory Agreement With Additional Third Party [Member] | Zapata Computing, Inc. [Member] | Subsequent Event [Member]
Other Commitments [Line Items]
Debt instrument face value									1,000
Fees payable monthly instalment									$ 42
Capital Markets Advisor Fee [Member] | Zapata Computing, Inc. [Member]
Other Commitments [Line Items]
Minimum gross proceeds from merger	$ 40,000